Debt (Tables)	6 Months Ended
Jun. 27, 2021
Debt Disclosure [Abstract]
Summary Of Debt
Debt of the Company consisted of the following:

	June 27, 2021	December 31, 2020
First lien note	$540,587	$541,969
Second lien note	145,000	145,000
Other	4,544	4,701
Less unamortized debt issuance costs	(14,729)	(16,684)

	675,402	674,986

Less current portion of long-term debt	(5,528)	(5,528)

	$669,874	$669,458

Summary of Future maturities of long-term debt and amortization of debt issuance costs
Future maturities of long-term debt and amortization of debt issuance costs as of June 27, 2021 are as follows:

	Debt	Debt Issuance Costs
2021 (remaining six months)	$4,148	$1,955
2022	5,528	3,618
2023	5,528	3,344
2024	5,528	3,090
2025	519,855	2,450
Thereafter	149,544	272

	$690,131	$14,729